Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based compensation [Abstract]
Share-based compensation plans outstanding
The following table summarizes equity settled share option grants since inception under each plan:

PLAN	Number of options awarded (since inception)	Vesting conditions	Contractual life of options
Share option plan A	362,750	At grant	15.5 years
Share option plan B	819,000	At grant	10.5 years
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 Share Option and Incentive Plan:
Executives and Directors	538,764	4 years’ service from the date of grant, quarterly	10 years
Employees	222,405	4 years’ service from the date of grant, annually	10 years

Number and weighted average exercise prices of options under share option programs
The number and weighted average exercise prices (in CHF) of options under the share option programs for Plans A, B, C1 and 2016 share option and incentive plan are as follows:

	Number of Options	Weighted Average Exercise Price (CHF)	Weighted Average Remaining Term (Years)
Outstanding at January 1, 2016	3,597,000	0.15	3.6
Forfeited during the year	(106,000)	0.15	—
Cancelled during the year	(19,250)	0.15	—
Exercised during the year	(2,069,100)	0.15	—
Granted during the year	285,250	0.15	—
Outstanding at December 31, 2016	1,687,900	0.15	5.6
Exercisable at December 31, 2016	1,284,525	0.15	6.5
Outstanding at January 1, 2017	1,687,900	0.15	5.6
Forfeited during the year	(1,750)	0.15	—
Cancelled during the year	(31,250)	0.15	—
Exercised during the year	(571,775)	0.15	—
Granted during the year	276,766	9.70	—
Outstanding at December 31, 2017	1,359,891	2.09	5.8
Exercisable at December 31, 2017	900,474	0.39	4.3
Outstanding at January 1, 2018	1,359,891	2.09	5.8
Forfeited during the year	(73,624)	9.16	—
Exercised during the year	(151,814)	0.15	—
Granted during the year	484,403	9.79	—
Outstanding at December 31, 2018	1,618,856	4.25	6.3
Exercisable at December 31, 2018	932,175	1.25	4.4

Outstanding options, exercise price range and expiry dates
The outstanding stock options as of December 31, 2018 have the following range of exercise prices. In fiscal year 2018, we began to grant awards solely with USD denominated exercise prices and discontinued granting awards with a CHF denominated exercise price.

Range of Exercise Prices	Total Options	Range of Expiration Dates
CHF 0.15	924,166	2020-2026
CHF 9.53	234,355	2027
USD 8.33 to USD 12.30	460,335	2028
Total outstanding options	1,618,856

Weighted-average assumptions
The weighted average grant date fair values of the options granted in 2018, 2017 and 2016 are USD 6.66 (CHF 6.54), CHF 7.29, and CHF 5.85, respectively. The following table illustrates the weighted-average assumptions for the Black-Scholes option-pricing model used in determining the fair value of these awards:

	For the Years Ended December 31,
	2018	2017	2016
Exercise price	USD 8.33-12.30	CHF 9.53-12.00	CHF 0.15
Share Price (weighted average)	9.87	8.77	5.96
Risk-free interest rate	0%	0%	0%
Expected volatility	80%	80%	80%
Expected term	6 years	6 years	6 years
Dividend yield	—	—	—

Summary of non-vested share awards (restricted share and restricted share units)
A summary of non-vested share awards (restricted share and restricted share units) activity as of December 31, 2018 and changes during the year then ended is presented below:

Grantee Type	Number of non-vested share awards granted	Vesting conditions	Contractual life of non-vested share awards
Restricted Share Units
Directors	83,864	1 year service from date of grant, annually	10 years
Executives	110,839	4 years’ service from the date of grant, quarterly	10 years
Restricted Share Awards	4,023	2.75 years’ service from date of grant, quarterly	10 years

	Number of non-vested shares	Weighted average grant date fair value
Non-vested at December 31, 2017	122,014	9.59
Forfeited during the year	(25,673)	9.48
Granted during the year	69,371	9.43
Vested during the year	(56,671)	9.60
Non-vested at December 31, 2018	109,041	9.51
Vested and expected to vest at December 31, 2018	64,012	9.65